Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 9: ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable consist of the following:

	December 31, 2018	December 31, 2017
Trade payable	$15,470	$21,614
Rent payable	183	230
Professional fees payable	1,433	429

Total accounts payable	$17,086	$22,273

Accrued expenses consist of the following:

	December 31, 2018	December 31, 2017
Accrued salaries	$4,746	$6,563
Taxes	6,094	5,002
Accrued fees	266	1,086
Accrued bond coupon	4,531	4,531
Accrued interest	1,305	1,112
Other	40	56

Total accrued expenses	$16,982	$18,350